Loans and Borrowings Loans and Borrowings - Narrative (Details) £ in Thousands	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 GBP (£)
Disclosure of detailed information about borrowings [line items]
Borrowings | £	£ 19,764			£ 29,465
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings | £	£ 19,700			£ 29,288
Endava Romania SRL | Endava Romania SRL, United Business Centre Cluj
Disclosure of detailed information about borrowings [line items]
Bank guarantees			€ 109,214
Endava Romania SRL | Endava Romania SRL, AFI Bucharest office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			570,391
Endava Romania SRL | Endava Romania SRL, SC Palas SRL Iasi office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			100,000
Endava Romania SRL | Endava Romania SRL, Merce Real Invest
Disclosure of detailed information about borrowings [line items]
Bank guarantees			110,075
Endava Romania SRL | Endava Romania SRL, Iulius Mall Cluj-Napoca
Disclosure of detailed information about borrowings [line items]
Bank guarantees			25,049
Endava DOOEL Skopje | Endava DOOEL Skopje Office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			167,511
Endava d.o.o. Beograd | Endava d.o.o. Beograd Office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			441,839
Endava EOOD Bulgaria | Endava EOOD Bulgaria, Sofia Office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			87,734
Endava Inc. | Endava Inc, 441 Lexington Avenue
Disclosure of detailed information about borrowings [line items]
Bank guarantees | $		$ 37,712
Endava Inc. | Endava Inc, 757 Lexington Avenue
Disclosure of detailed information about borrowings [line items]
Bank guarantees | $		174,794
Endava Holding B.V. | Endava Holding B.V., Hilversum Office
Disclosure of detailed information about borrowings [line items]
Bank guarantees			8,621
Class Guarantee | Endava Romania SRL | Romanian Ministry Of Finance
Disclosure of detailed information about borrowings [line items]
Bank guarantees			€ 9,000,000
Velocity Partners | Endava Inc.
Disclosure of detailed information about borrowings [line items]
Letter of comfort | $		$ 6,000,000